Equity-Based Compensation - Total Compensation Cost for Equity-Based Arrangements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 2	$ 7	$ 3
Performance Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	1	5	1
Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost
Restricted Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 1	$ 2	$ 2